Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of properties and equipment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Type of property and equipment:
Property and equipment, Gross balance	$ 583,473	$ 564,743
Property and equipment, Accumulated Depreciation	(365,545)	(344,481)
Property and equipment, Net balance	$ 217,928	$ 220,262
Land and Buildings [Member]
Type of property and equipment:
Property and equipment, Useful Life	26 years	26 years
Property and equipment, Average remaining depreciation	20 years	21 years
Property and equipment, Gross balance	$ 304,951	$ 301,619
Property and equipment, Accumulated Depreciation	(142,543)	(136,394)
Property and equipment, Net balance	$ 162,408	$ 165,225
Equipment [Member]
Type of property and equipment:
Property and equipment, Useful Life	5 years	5 years
Property and equipment, Average remaining depreciation	4 years	4 years
Property and equipment, Gross balance	$ 222,624	$ 207,605
Property and equipment, Accumulated Depreciation	(175,141)	(162,560)
Property and equipment, Net balance	$ 47,483	$ 45,045
Others [Member]
Type of property and equipment:
Property and equipment, Useful Life	7 years	7 years
Property and equipment, Average remaining depreciation	4 years	4 years
Property and equipment, Gross balance	$ 55,898	$ 55,519
Property and equipment, Accumulated Depreciation	(47,861)	(45,527)
Property and equipment, Net balance	$ 8,037	$ 9,992